Segment Information - Schedule of Other Required Segment Data (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 1,130	$ 1,207
Discontinued operations [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	347	660
Reportable segments [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	743	521
Reportable segments [member] | Legal Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	276	239
Reportable segments [member] | Corporates [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	311	143
Reportable segments [member] | Tax Professionals [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	90	91
Reportable segments [member] | Reuters News [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	33	43
Reportable segments [member] | Global Print [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	33	5
Corporate assets [member]
Disclosure of operating segments [Line Items]
Additions to capital assets and goodwill	$ 40	$ 26